SHAREHOLDERS' EQUITY (Schedule of Assumptions of Fair Value of Stock Options Granted) (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends yields	0.00%	0.00%
Weighted average grant date fair value	$ 9.63	$ 5.36
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	50.40%	51.70%
Expected term (in years)	5 years 6 months	5 years 6 months
Risk free rate	1.53%	0.31%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	65.90%	56.20%
Expected term (in years)	7 years	7 years
Risk free rate	2.63%	1.03%